Employee Benefit Plans and Postretirement Benefits - Projected Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 3,119	$ 3,211
Fair value of plan assets	2,254	2,404
Healthcare [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	1,105	1,157
Fair value of plan assets	111	105
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 418	$ 423